Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)					$ (180)	$ 822
Current State and Local Tax Expense (Benefit)					750	29
Total current					570	851
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)					(904)	(919)
Deferred State and Local Income Tax Expense (Benefit)					(338)	(425)
Total deferred			$ 131	$ 221	(1,242)	(1,344)
Total U.S. federal					(1,084)	(97)
Total State and local					413	(396)
Income Tax Expense (Benefit), Total	$ (32)	$ 780	$ 148	$ 998	$ (671)	$ (493)